United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

811-07925
(Investment Company Act File Number)

WesMark Funds
(Exact Name of Registrant as Specified in Charter)

One Bank Plaza
Wheeling, WV 26003
(Address of Principal Executive Offices)

(304) 234-9000
(Registrant's Telephone Number)

Karen Gilomen, Esquire
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1 – March 31, 2017

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK SMALL COMPANY GROWTH FUND

March 31, 2017 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-88.7%
CONSUMER DISCRETIONARY-6.0%
	Apparel Retail-3.1%
40,000	Foot Locker, Inc.	$2,992,400

	Automotive Retail-2.4%
27,251	Lithia Motors, Inc., Class A	2,334,048

	Consumer Electronics-0.5%
76,988	ZAGG, Inc.(1)	554,314

TOTAL CONSUMER DISCRETIONARY		5,880,762

CONSUMER STAPLES-5.3%
	Brewers-1.2%
8,000	Boston Beer Co., Inc., Class A(1)	1,157,200

	Food Retail-0.4%
3,132	Casey's General Stores, Inc.	351,567

	Household Products-2.5%
17,537	Spectrum Brands Holdings, Inc.	2,437,819

	Personal Products-1.2%
16,181	Edgewell Personal Care Co.(1)	1,183,478

TOTAL CONSUMER STAPLES		5,130,064

ENERGY-2.1%
	Coal & Consumable Fuels-0.5%
31,488	CONSOL Energy, Inc.(1)	528,368

	Oil & Gas Exploration & Production-1.1%
37,000	Carrizo Oil & Gas, Inc.(1)	1,060,420

	Oil & Gas Refining & Marketing-0.5%
5,661	Tesoro Corp.	458,881

TOTAL ENERGY		2,047,669

FINANCIALS-15.8%
	Asset Management & Custody Banks-2.4%
88,961	Federated Investors, Inc., Class B	2,343,233

	Investment Banking & Brokerage-2.4%
45,541	Stifel Financial Corp.(1)	2,285,703

	Life & Health Insurance-0.5%
34,337	Trupanion, Inc.(1)	488,272

	Property & Casualty Insurance-0.5%
12,906	First American Financial Corp.	506,948

Shares/Principal Amount		Value
	Regional Banks-8.4%
35,773	Associated Banc-Corp.	$872,861
31,430	BancorpSouth, Inc.	950,757
16,169	Banner Corp.	899,643
52,244	First Horizon National Corp.	966,514
47,729	Fulton Financial Corp.	851,963
21,269	MB Financial, Inc.	910,739
52,504	Old National Bancorp	910,944
10,390	South State Corp.	928,347
28,160	Trustmark Corp.	895,206
		8,186,974
	Reinsurance-1.6%
27,282	Validus Holdings, Ltd.	1,538,432

TOTAL FINANCIALS		15,349,562

HEALTH CARE-16.6%
	Health Care Equipment-4.7%
25,000	Analogic Corp.	1,897,500
24,288	Hill-Rom Holdings, Inc.	1,714,733
11,406	Integra LifeSciences Holdings Corp.(1)	480,535
62,066	Invuity, Inc.(1)	493,424
		4,586,192
	Health Care Services-0.3%
49,413	Sharps Compliance Corp.(1)	235,206

	Health Care Supplies-2.8%
10,743	Align Technology, Inc.(1)	1,232,330
23,000	Neogen Corp.(1)	1,507,650
		2,739,980
	Health Care Technology-1.5%
61,678	Allscripts Healthcare Solutions, Inc.(1)	782,077
6,336	athenahealth, Inc.(1)	714,004
		1,496,081
	Life Sciences Tools & Services-3.7%
5,398	Charles River Laboratories International, Inc.(1)	485,550
15,214	ICON PLC(1)	1,212,860
29,998	PAREXEL International Corp.(1)	1,893,174
		3,591,584
	Pharmaceuticals-3.6%
55,672	Prestige Brands Holdings, Inc.(1)	3,093,136
31,371	Valeant Pharmaceuticals International, Inc.(1)	346,022
		3,439,158
TOTAL HEALTH CARE		16,088,201

INDUSTRIALS-25.4%
	Aerospace & Defense-6.2%
74,350	Hexcel Corp.	4,055,793
29,246	Moog, Inc., Class A(1)	1,969,718
		6,025,511
	Airlines-2.5%
15,000	Allegiant Travel Co.	2,403,750

Shares/Principal Amount		Value
	Building Products-6.4%
44,987	AAON, Inc.	$1,590,290
24,650	Lennox International, Inc.	4,123,945
14,523	Masco Corp.	493,637
		6,207,872
	Construction & Engineering-4.0%
104,774	Quanta Services, Inc.(1)	3,888,163

	Diversified Support Services-0.9%
6,411	UniFirst Corp.	906,836

	Electronics-1.3%
17,549	OSI Systems, Inc.(1)	1,280,902

	Trading Companies & Distributors-2.5%
19,497	United Rentals, Inc.(1)	2,438,100

	Trucking-1.6%
20,528	Ryder System, Inc.	1,548,632

TOTAL INDUSTRIALS		24,699,766

INFORMATION TECHNOLOGY-13.5%
	Application Software-0.8%
43,691	Nuance Communications, Inc.(1)	756,291

	Computer Hardware-0.6%
12,536	NCR Corp.(1)	572,644

	Data Processing & Outsourced Services-0.5%
30,000	Syntel, Inc.	504,900

	Internet Software & Services-1.9%
16,674	IAC/InterActiveCorp(1)	1,229,207
66,980	Quotient Technology, Inc.(1)	639,659
		1,868,866
	Semiconductor Equipment-3.4%
81,430	Teradyne, Inc.	2,532,473
27,617	Ultratech, Inc.(1)	818,016
		3,350,489
	Semiconductors-1.2%
30,371	Integrated Device Technology, Inc.(1)	718,882
47,000	Pure Storage, Inc., Class A(1)	462,010
		1,180,892
	Semiconductors & Semiconductor Equipment-1.3%
88,554	Cypress Semiconductor Corp.	1,218,503

	Systems Software-0.8%
14,993	Qualys, Inc.(1)	568,235
27,229	SecureWorks Corp., Class A(1)	258,675
		826,910
	Technology Distributors-1.1%
9,232	SYNNEX Corp.	1,033,430

Shares/Principal Amount		Value
	Technology Hardware & Storage-1.9%
145,906	Nimble Storage, Inc.(1)	$1,823,825

TOTAL INFORMATION TECHNOLOGY		13,136,750

MATERIALS-3.3%
	Forest Products-2.2%
87,405	Louisiana-Pacific Corp.(1)	2,169,392

	Paper Products-1.1%
47,949	PH Glatfelter Co.	1,042,411

TOTAL MATERIALS		3,211,803

REAL ESTATE-0.7%
	Equity Real Estate Investment-0.7%
60,230	Farmland Partners, Inc., REIT	672,769

TOTAL REAL ESTATE		672,769

TOTAL COMMON STOCKS
(Cost $54,699,727)		86,217,346

EXCHANGE TRADED FUNDS-3.1%
22,500	iShares Short Treasury Bond ETF	2,482,650
3,687	Vanguard Small-Cap ETF	491,403

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,915,701)		2,974,053

SHORT TERM INVESTMENTS-8.5%
	Mutual Funds-8.5%
8,276,690	Federated Government Obligations Fund 7-Day Yield 0.621% (at net asset value)	8,276,690

TOTAL SHORT TERM INVESTMENTS
(Cost $8,276,690)		8,276,690

TOTAL INVESTMENTS-100.3%
(Cost $65,892,118)		97,468,089
OTHER ASSETS AND LIABILITIES-NET(2)-(0.3)%		(318,359)
NET ASSETS-100.0%		$97,149,730

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at March 31, 2017.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GROWTH FUND

March 31, 2017 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-95.2%
CONSUMER DISCRETIONARY-14.4%
	Apparel Retail-2.9%
48,000	Foot Locker, Inc.	$3,590,880
45,000	Ross Stores, Inc.	2,964,150
35,000	TJX Cos., Inc.	2,767,800
		9,322,830
	Broadcasting-2.1%
100,000	CBS Corp., Class B	6,936,000

	Footwear-1.0%
60,000	NIKE, Inc., Class B	3,343,800

	Home Building-0.7%
65,000	Toll Brothers, Inc.(1)	2,347,150

	Internet Retail-4.1%
12,600	Amazon.com, Inc.(1)	11,170,404
18,280	Expedia, Inc.	2,306,388
		13,476,792
	Media-1.5%
62,000	Scripps Networks Interactive, Inc., Class A	4,858,940

	Movies & Entertainment-1.4%
40,000	Walt Disney Co.	4,535,600

	Restaurants-0.7%
40,000	Starbucks Corp.	2,335,600

TOTAL CONSUMER DISCRETIONARY		47,156,712

CONSUMER STAPLES-7.0%
	Distillers & Vintners-1.8%
36,000	Constellation Brands, Inc., Class A	5,834,520

	Drugs Retail-4.2%
100,000	CVS Health Corp.(2)	7,850,000
70,500	Walgreens Boots Alliance, Inc.	5,855,025
		13,705,025
	Food Retail-1.0%
75,000	Mondelez International, Inc., Class A	3,231,000

TOTAL CONSUMER STAPLES		22,770,545

ENERGY-3.6%
	Energy Equipment & Services-1.0%
44,000	Schlumberger, Ltd.	3,436,400
Shares/Principal Amount		Value
	Oil & Gas-0.5%
43,000	Noble Energy, Inc.	$1,476,620

	Oil & Gas Exploration & Production-1.0%
53,000	EQT Corp.	3,238,300

	Oil, Gas & Consumable Fuels-1.1%
36,000	Diamondback Energy, Inc.(1)	3,733,740

TOTAL ENERGY		11,885,060

FINANCIALS-11.0%
	Asset Management & Custody Banks-1.9%
16,450	BlackRock, Inc.	6,308,739

	Consumer Finance-1.0%
39,700	Capital One Financial Corp.	3,440,402

	Diversified Banks-2.7%
158,000	Wells Fargo & Co.	8,794,280

	Investment Banking & Brokerage-1.3%
100,000	Morgan Stanley	4,284,000

	Property & Casualty Insurance-2.7%
64,000	Chubb, Ltd.	8,720,000

	Regional Banks-1.4%
100,000	BB&T Corp.	4,470,000

TOTAL FINANCIALS		36,017,421

HEALTH CARE-17.5%
	Biotechnology-3.5%
35,000	Amgen, Inc.	5,742,450
46,000	Celgene Corp.(1)	5,723,780
		11,466,230
	Life Sciences Tools & Services-2.2%
50,000	Quintiles Transnational Holdings, Inc.(1)	4,026,500
21,000	Thermo Fisher Scientific, Inc.	3,225,600
		7,252,100
	Managed Health Care-5.2%
55,000	Aetna, Inc.	7,015,250
60,000	UnitedHealth Group, Inc.	9,840,600
		16,855,850
	Pharmaceuticals-6.6%
110,000	Abbott Laboratories	4,885,100
12,500	Allergan PLC	2,986,500
28,250	Johnson & Johnson	3,518,537
57,000	Merck & Co., Inc.	3,621,780
125,000	Zoetis, Inc.	6,671,250
		21,683,167
TOTAL HEALTH CARE		57,257,347

INDUSTRIALS-10.4%
	Aerospace & Defense-7.4%
50,000	Boeing Co.	8,843,000

Shares/Principal Amount		Value
75,000	Honeywell International, Inc.	$9,365,250
39,300	Raytheon Co.	5,993,250
		24,201,500
	Air Freight & Logistics-2.3%
38,000	FedEx Corp.	7,415,700

	Industrial Conglomerates-0.7%
81,500	General Electric Co.	2,428,700

TOTAL INDUSTRIALS		34,045,900

INFORMATION TECHNOLOGY-28.8%
	Application Software-3.5%
38,000	Adobe Systems, Inc.(1)	4,944,940
43,000	salesforce.com, Inc.(1)	3,547,070
30,000	SAP SE ADR	2,945,100
		11,437,110
	Communications Equipment-1.3%
30,000	F5 Networks, Inc.(1)	4,277,100

	Computer Hardware-3.1%
70,000	Apple, Inc.	10,056,200

	Data Processing & Outsourced Services-4.1%
82,500	MasterCard, Inc., Class A	9,278,775
100,000	PayPal Holdings, Inc.(1)	4,302,000
		13,580,775
	Internet Software & Services-5.8%
40,000	Alibaba Group Holding, Ltd. ADR(1)	4,313,200
6,000	Alphabet, Inc., Class A(1)	5,086,800
6,016	Alphabet, Inc., Class C(1)	4,990,633
33,500	Facebook, Inc., Class A(1)	4,758,675
		19,149,308
	IT Services-1.5%
75,000	Vantiv, Inc., Class A(1)	4,809,000

	Semiconductors-4.1%
61,211	Broadcom, Ltd.(2)	13,402,761

	Semiconductors & Semiconductor Equipment-1.7%
58,000	Skyworks Solutions, Inc.	5,682,840

	Systems Software-3.7%
100,000	Microsoft Corp.	6,586,000
123,000	Oracle Corp.	5,487,030
		12,073,030
TOTAL INFORMATION TECHNOLOGY		94,468,124

MATERIALS-1.4%
	Diversified Chemicals-1.4%
45,000	PPG Industries, Inc.	4,728,600

TOTAL MATERIALS		4,728,600

Shares/Principal Amount		Value
TELECOMMUNICATION SERVICES-1.1%
	Wireless Telecommunication Services-1.1%
55,000	T-Mobile US, Inc.(1)	$3,552,450

TOTAL TELECOMMUNICATION SERVICES		3,552,450

TOTAL COMMON STOCKS
(Cost $195,665,456)		311,882,159

EXCHANGE TRADED FUNDS-1.2%
30,000	iShares® S&P 500® Growth ETF	3,945,600

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,243,675)		3,945,600

SHORT TERM INVESTMENTS-4.7%
	Mutual Funds-4.7%
15,313,607	Federated Government Obligations Fund 7-Day Yield 0.621% (at net asset value)	15,313,607

TOTAL SHORT TERM INVESTMENTS
(Cost $15,313,607)		15,313,607

TOTAL INVESTMENTS-101.1%
(Cost $214,222,738)		331,141,366
OTHER ASSETS AND LIABILITIES-NET(3)-(1.1)%		(3,526,191)
NET ASSETS-100.0%		$327,615,175

SCHEDULE OF WRITTEN OPTIONS

Number of
Contracts		Value
WRITTEN CALL OPTIONS(0.0%)(4)
(300)	Broadcom, Ltd., Expires 04/21/2017, Exercise Price $230.00	$(21,000)
(500)	CVS Health Corp., Expires 04/21/2017, Exercise Price $85.00	(2,000)
TOTAL WRITTEN CALL OPTIONS
(Premiums received $82,205)		$(23,000)

(1)	Non-income producing security.
(2)	Pledged security, a portion or all of the security is pledged as collateral for written options as of March 31, 2017.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Amount represents less than 0.05% of net assets.

Note - The categories of investments are shown as a percentage of net assets at March 31, 2017.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK BALANCED FUND

March 31, 2017 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-60.9%
CONSUMER DISCRETIONARY-2.6%
	Auto Parts & Equipment-0.5%
14,000	Magna International, Inc.	$604,240

	Department Stores-0.6%
24,000	Macy's, Inc.(1)	711,360

	Home Improvement Retail-0.9%
6,500	Home Depot, Inc.	954,395

	Restaurants-0.6%
5,000	McDonald's Corp.	648,050

TOTAL CONSUMER DISCRETIONARY		2,918,045

CONSUMER STAPLES-10.6%
	Drugs Retail-1.4%
20,000	CVS Health Corp.(1)	1,570,000

	Food Products-1.4%
39,000	Conagra Brands, Inc.	1,573,260

	Household Products-1.4%
17,000	Procter & Gamble Co.	1,527,450

	Hypermarkets & Super Centers-0.8%
11,500	Wal-Mart Stores, Inc.	828,920

	Packaged Foods & Meats-1.2%
10,000	JM Smucker Co.	1,310,800

	Soft Drinks-2.4%
20,000	Coca-Cola Co.	848,800
16,000	PepsiCo, Inc.	1,789,760
		2,638,560
	Tobacco-2.0%
30,000	Altria Group, Inc.	2,142,600

TOTAL CONSUMER STAPLES		11,591,590

ENERGY-5.5%
	Energy Equipment & Services-0.9%
12,500	Schlumberger, Ltd.	976,250

	Integrated Oil & Gas-4.6%
19,100	Chevron Corp.	2,050,767
20,000	Exxon Mobil Corp.	1,640,200
25,000	TOTAL SA ADR	1,260,500
		4,951,467
TOTAL ENERGY		5,927,717

Shares/Principal Amount		Value
FINANCIALS-9.0%
	Consumer Finance-1.9%
30,000	Discover Financial Services	$2,051,700

	Diversified Banks-1.1%
24,000	US Bancorp(1)	1,236,000

	Insurance Brokers-1.4%
27,000	Arthur J Gallagher & Co.	1,526,580

	Other Diversified Financial Services-0.6%
7,500	JPMorgan Chase & Co.	658,800

	Property & Casualty Insurance-1.6%
13,000	Chubb, Ltd.	1,771,250

	Regional Banks-1.9%
25,000	BB&T Corp.	1,117,500
8,000	PNC Financial Services Group, Inc.	961,920
		2,079,420
	Retail REITS-0.5%
12,500	National Retail Properties, Inc. REIT	545,250

TOTAL FINANCIALS		9,869,000

HEALTH CARE-6.5%
	Biotechnology-2.1%
20,000	AbbVie, Inc.	1,303,200
6,300	Amgen, Inc.	1,033,641
		2,336,841
	Pharmaceuticals-4.4%
30,000	Bristol-Myers Squibb Co.	1,631,400
17,000	Merck & Co., Inc.(1)	1,080,180
60,000	Pfizer, Inc.	2,052,600
		4,764,180
TOTAL HEALTH CARE		7,101,021

INDUSTRIALS-6.0%
	Aerospace & Defense-4.2%
7,000	Boeing Co.	1,238,020
6,000	Honeywell International, Inc.	749,220
6,000	Lockheed Martin Corp.	1,605,600
9,000	United Technologies Corp.	1,009,890
		4,602,730
	Air Freight & Logistics-1.0%
10,000	United Parcel Service, Inc., Class B	1,073,000

	Industrial Conglomerates-0.8%
30,000	General Electric Co.	894,000

TOTAL INDUSTRIALS		6,569,730

INFORMATION TECHNOLOGY-13.7%
	Communications Equipment-0.9%
30,000	Cisco Systems, Inc.(1)	1,014,000

Shares/Principal Amount		Value
	Computer Hardware-3.4%
26,000	Apple, Inc.	$3,735,160

	IT Services-2.7%
10,000	International Business Machines Corp.	1,741,400
23,000	Leidos Holdings, Inc.	1,176,220
		2,917,620
	Semiconductor Equipment-1.0%
27,000	Applied Materials, Inc.	1,050,300

	Semiconductors-3.1%
24,000	Intel Corp.	865,680
11,850	Microchip Technology, Inc.	874,293
20,000	Texas Instruments, Inc.	1,611,200
		3,351,173
	Semiconductors & Semiconductor Equipment-1.0%
80,000	Cypress Semiconductor Corp.	1,100,800

	Systems Software-0.8%
14,000	Microsoft Corp.(1)	922,040

	Technology Hardware & Storage-0.8%
10,000	Western Digital Corp.	825,300

TOTAL INFORMATION TECHNOLOGY		14,916,393

MATERIALS-2.2%
	Diversified Chemicals-2.2%
20,000	Dow Chemical Co.	1,270,800
13,000	EI du Pont de Nemours & Co.	1,044,290
		2,315,090
TOTAL MATERIALS		2,315,090

TELECOMMUNICATION SERVICES-1.8%
	Integrated Telecommunication Services-1.8%
25,000	AT&T, Inc.	1,038,750
20,000	Verizon Communications, Inc.	975,000
		2,013,750
TOTAL TELECOMMUNICATION SERVICES		2,013,750

UTILITIES-3.0%
	Electric Utilities-1.0%
13,025	Duke Energy Corp.	1,068,180

	Gas Utilities-1.1%
30,000	New Jersey Resources Corp.	1,188,000

	Multi-Utilities-0.9%
13,250	Dominion Resources, Inc.	1,027,803

TOTAL UTILITIES		3,283,983

TOTAL COMMON STOCKS
(Cost $47,580,089)		66,506,319

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-1.7%
43,000	PowerShares Senior Loan Portfolio	$1,000,180
18,000	SPDR® Bloomberg Barclays Convertible Securities ETF	865,800

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,803,918)		1,865,980

CORPORATE BONDS-14.1%
	Automobile Manufacturers-0.9%
$1,000,000	Toyota Motor Credit Corp., Sr. Unsecured Notes, 2.250%, 12/7/2027(2)	985,167

	Banks-0.9%
$1,000,000	Wells Fargo & Co., 3.450%, 2/13/2023	1,009,793

	Diversified Chemicals-0.9%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	1,011,385

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	859,815

	Integrated Telecommunication Services-1.8%
1,000,000	AT&T, Inc., Sr. Unsecured Notes, 3.950%, 1/15/2025	1,009,980
1,000,000	Verizon Communications, Inc., 2.137%, 3/16/2022(3)	1,009,806
		2,019,786
	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	506,137

	Oil & Gas Exploration & Production-0.5%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	495,837

	Other Diversified Financial Services-0.9%
1,000,000	JPMorgan Chase & Co., Subordinated Notes, 4.125%, 12/15/2026	1,020,823

	Packaged Foods & Meats-0.5%
500,000	Kraft Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	496,994

	Pharmaceuticals-2.3%
1,000,000	Actavis Funding SCS, Sr. Unsecured Notes, 3.450%, 3/15/2022	1,020,096

Shares/Principal Amount		Value
$500,000	Pfizer, Inc., Sr. Unsecured Notes, 3.400%, 5/15/2024	$519,788
1,000,000	Zoetis, Inc., Sr. Unsecured Notes, 3.250%, 2/1/2023	1,011,019
		2,550,903
	Real Estate-0.7%
750,000	Simon Property Group LP, Sr. Unsecured Notes, 2.750%, 2/1/2023	740,942

	Regional Banks-2.3%
1,000,000	PNC Bank NA, Subordinated Notes, 1.700%, 12/7/2018	999,974
500,000	PNC Bank NA, Subordinated Notes, 2.950%, 1/30/2023	502,240
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	1,006,241
		2,508,455
	Software & Services-1.1%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	407,800
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	770,677
		1,178,477
TOTAL CORPORATE BONDS
(Cost $15,329,145)		15,384,514

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-6.5%
	Federal Home Loan Mortgage Corp.-2.1%
869,319	Series 2015-4517, Class PC, 2.500%, 5/15/2044	871,755
1,400,000	Series 2017-4671, Class JQ, 6.000%, 9/15/2042	1,464,094
		2,335,849
	Federal National Mortgage Association-3.2%
1,008,593	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	1,071,457
635,609	Series 2012-54, Class WA, 3.000%, 4/25/2032	653,422
635,850	Series 2013-72, Class HG, 3.000%, 4/25/2033	652,583
609,772	Series 2013-9, Class KB, 2.500%, 12/25/2042	610,328
495,364	Series 2012-100, Class NA, 2.000%, 11/25/2041	489,443
		3,477,233
	Government National Mortgage Association-1.2%
564,375	Series 2012-84, Class TA, 2.500%, 3/20/2042	562,748
749,348	Series 2013-88, Class LV, 2.500%, 9/16/2026	757,482

Shares/Principal Amount		Value
		$1,320,230
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,151,606)		7,133,312

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-5.3%
	Commercial Mortgage-Backed Securities-3.7%
2,000,000	Series 2016-K723, Class A2, 2.454%, 8/25/2023	1,995,352
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,566,978
500,000	Series 2012-C3, Class A4, 3.091%, 9/10/2022	511,475
		4,073,805
	Federal Home Loan Mortgage Corp.-0.4%
363,036	Pool G18527, 3.000%, 10/1/2029	372,709

	Federal National Mortgage Association-1.2%
33,408	Pool 254831, 5.000%, 8/1/2023	36,483
462,015	Pool AM3301, 2.350%, 5/1/2023	458,919
548,284	Pool MA1449, 3.000%, 5/1/2028	561,035
148,208	Pool AE0375, 4.000%, 7/1/2025	156,071
109,251	Pool AD6175, 4.000%, 9/1/2025	115,029
		1,327,537
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $5,771,365)		5,774,051

U.S. GOVERNMENT AGENCY SECURITIES-4.1%
	Federal Farm Credit Banks-3.6%
2,000,000	2.450%, 11/29/2023	1,986,994
2,000,000	3.100%, 12/21/2026	2,001,366
		3,988,360
	Federal Home Loan Bank-0.5%
450,000	5.250%, 6/10/2022	518,098

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $4,441,228)		4,506,458

TAXABLE MUNICIPAL BONDS-5.4%
	Alaska-0.5%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	543,495

	Florida-0.7%
305,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	335,045

Shares/Principal Amount		Value
$425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	$495,189
		830,234
	Illinois-0.2%
200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	207,870

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	305,429

	Ohio-0.6%
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	683,191

	Pennsylvania-1.2%
500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	562,655
250,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	257,275
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	533,775
		1,353,705
	Utah-0.9%
860,000	Weber Basin Water Conservancy District, Build America Revenue Bonds, Series B, 6.400%, 10/1/2029	941,967

	Virginia-0.5%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	540,295

	Wisconsin-0.5%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	551,635

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $5,618,445)		5,957,821
Shares/Principal Amount		Value
SHORT TERM INVESTMENTS-1.6%
	Mutual Funds-1.6%
1,731,276	Federated Government Obligations Fund 7-Day Yield 0.621% (at net asset value)	$1,731,276

TOTAL SHORT TERM INVESTMENTS
(Cost $1,731,276)		1,731,276

TOTAL INVESTMENTS-99.6%
(Cost $89,427,072)		108,859,731
OTHER ASSETS AND LIABILITIES-NET(4)-0.4%		457,785
NET ASSETS-100.0%		$109,317,516

SCHEDULE OF WRITTEN OPTIONS

Number of
Contracts		Value
WRITTEN CALL OPTIONS(0.0%)(5)
(300)	Cisco Systems, Inc., Expires 04/21/2017, Exercise Price $35.00	$(900)
(200)	CVS Health Corp., Expires 04/21/2017, Exercise Price $85.00	(800)
(240)	Macy's, Inc., Expires 04/21/2017, Exercise Price $33.00	(3,600)
(170)	Merck & Co. Inc, Expires 04/21/2017, Exercise Price $70.00	(340)
(140)	Microsoft Corp., Expires 04/28/2017, Exercise Price $69.00	(5,600)
(240)	US Bancorp, Expires 04/21/2017, Exercise Price $57.50	(1,200)
TOTAL WRITTEN CALL OPTIONS
(Premiums received $42,560)		$(12,440)

(1)	Pledged security, a portion or all of the security is pledged as collateral for written options as of March 31, 2017.
(2)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2017.
(3)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017.
(4)	Assets, other than investments in securities, less liabilities.
(5)	Amount represents less than 0.05% of net assets.

Note - The categories of investments are shown as a percentage of net assets at March 31, 2017.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GOVERNMENT BOND FUND

March 31, 2017 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-60.8%
	Federal Home Loan Mortgage Corp.-23.3%
$229,545	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	$234,010
1,802,135	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	1,776,815
2,187,752	Series 2011-3914, Class MA, 3.000%, 6/15/2026, REMIC	2,219,658
3,562,846	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	3,517,177
5,086,786	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC	4,991,066
1,847,494	Series 2012-4005, Class PA, 2.000%, 10/15/2041, REMIC	1,848,757
3,448,317	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	3,411,556
3,262,457	Series 2012-4145, Class YC, 1.500%, 12/15/2027, REMIC	3,152,374
2,949,427	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	2,911,704
1,851,381	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	1,883,741
691,288	Series 2013-4287, Class AB, 2.000%, 12/15/2026, REMIC	685,717
1,320,113	Series 2014-4368, Class BE, 2.500%, 5/15/2031, REMIC	1,331,848
1,937,025	Series 2015-4472, Class MA, 3.000%, 5/15/2045, REMIC	1,950,345
2,533,624	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	2,517,052
820,545	Series 2011-3919, Class CE, 2.750%, 10/15/2040, REMIC	826,238
1,978,674	Series 2013-4187, Class CA, 2.000%, 4/15/2033, REMIC	1,944,903
1,739,032	Series 2013-4204, Class AD, 1.500%, 8/15/2042, REMIC	1,683,299
1,399,328	Series 2013-4208, Class KA, 1.500%, 5/15/2028, REMIC	1,350,569
1,091,406	Series 2015-4487, Class DA, 2.500%, 1/15/2045, REMIC	1,072,457
4,361,022	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	4,405,849
2,245,750	Series 2016-4546, Class TE, 2.000%, 12/15/2045, REMIC	2,172,907
1,990,682	Series 2017-4655, Class LA, 3.500%, 3/15/2042, REMIC	2,060,241
4,970,966	Series 2017-4657, Class TA, 3.500%, 11/15/2041, REMIC	5,131,037
4,656,507	Series 2017-4661, Class AC, 4.000%, 4/15/2043, REMIC	4,900,105

Shares/Principal Amount		Value
		$57,979,425
	Federal National Mortgage Association-30.2%
1,484,375	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	1,525,837
803,672	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	793,850
2,827,389	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	2,689,760
3,147,785	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	3,016,720
2,974,223	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	2,924,187
2,199,424	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	2,155,084
1,561,073	Series 2012-31, Class NP, 2.000%, 4/25/2041, REMIC	1,561,727
1,970,727	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	1,998,399
2,523,459	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	2,492,332
3,015,300	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	3,099,999
3,099,686	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	3,046,489
2,856,907	Series 2013-27, Class HA, 3.000%, 10/25/2042, REMIC	2,924,802
3,056,265	Series 2013-9, Class MB, 2.000%, 2/25/2033, REMIC	3,033,358
1,029,134	Series 2003-119, Class YF, 2.284%, 12/25/2033, REMIC(1)	1,054,173
962,176	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	1,022,147
3,303,872	Series 2010-102, Class PE, 2.000%, 9/25/2040, REMIC	3,277,203
4,171,835	Series 2012-103, Class VC, 3.500%, 9/25/2029, REMIC	4,292,669
646,312	Series 2012-116, Class PC, 2.000%, 10/25/2042, REMIC	633,089
937,354	Series 2012-58, Class PA, 2.000%, 4/25/2042, REMIC	915,884
2,193,556	Series 2013-23, Class CB, 2.000%, 3/25/2033, REMIC	2,150,346
444,200	Series 2013-42, Class PD, 1.250%, 5/25/2043, REMIC	423,123
2,840,168	Series 2013-92, Class A, 3.500%, 12/25/2038, REMIC	2,942,710
1,117,831	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	1,137,205
1,109,167	Series 2014-64, Class EB, 2.000%, 4/25/2032, REMIC	1,106,891
678,240	Series 2015-35, Class BH, 1.500%, 6/25/2045, REMIC	656,367
3,936,020	Series 2015-42, Class CA, 3.000%, 3/25/2044, REMIC	3,976,465
1,855,235	Series 2016-29, Class PC, 2.000%, 8/25/2045, REMIC	1,817,836

Shares/Principal Amount		Value
$4,926,545	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	$4,995,834
4,129,777	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	4,094,780
2,977,427	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	3,073,224
1,022,030	Series 2016-4616, Class HP, 3.000%, 9/15/2046, REMIC	1,034,148
4,835,483	Series 2016-4631, Class AE, 3.500%, 5/15/2044, REMIC	5,017,055
		74,883,693
	Government National Mortgage Association-7.3%
919,822	Series 2011-11, Class PC, 2.000%, 4/20/2040	910,742
730,871	Series 2012-48, Class MA, 2.500%, 4/16/2042	733,769
904,991	Series 2012-50, Class ED, 2.250%, 8/20/2040	897,727
2,147,205	Series 2013-38, Class KA, 1.250%, 2/20/2042	2,011,021
7,722,891	Series 2016-154, Class UP, 3.000%, 5/20/2045	7,833,825
1,438,008	Series 2016-43, Class UC, 3.500%, 3/20/2046	1,482,658
4,141,240	Series 2016-55, Class JA, 3.500%, 4/20/2046	4,215,941
		18,085,683
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $153,326,164)		150,948,801

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-13.4%
	Federal Home Loan Mortgage Corp.-0.7%
435,033	Pool C91349, 4.500%, 12/1/2030	468,710
1,076,757	Pool C91361, 4.000%, 3/1/2031	1,144,389
		1,613,099
	Federal National Mortgage Association-11.0%
411,727	Pool 972080, 5.000%, 2/1/2023	439,945
1,365,602	Pool AT2054, 2.500%, 4/1/2028	1,361,474
3,974,482	Pool MA0641, 4.000%, 2/1/2031	4,207,423
2,207,890	Pool MA0667, 4.000%, 3/1/2031	2,337,468
1,692,281	Pool MA0695, 4.000%, 4/1/2031	1,791,581
1,028,257	Pool MA0756, 4.000%, 6/1/2031	1,088,506
2,871,695	Pool MA0818, 4.000%, 8/1/2031	3,040,423
879,467	Pool 889372, 6.000%, 12/1/2032	1,002,442
3,189,239	Pool MA1459, 3.000%, 6/1/2033	3,263,624
3,813,773	Pool AL5169, 4.000%, 4/1/2034	4,038,851
3,128,329	Pool 995026, 6.000%, 9/1/2036	3,582,709
254,838	Pool AI7929, 4.000%, 8/1/2041	267,489
868,443	Pool AL6620, 4.500%, 8/1/2042	941,634
		27,363,569
	Government National Mortgage Association-1.7%
2,947,203	Pool A09704, 3.000%, 10/20/2036	2,973,831

Shares/Principal Amount		Value
$540,234	Pool 589693, 4.500%, 7/15/2029	$581,393
653,300	Pool G24828, 4.500%, 10/20/2040	680,401
		4,235,625
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $32,879,100)		33,212,293

U.S. TREASURY BONDS-4.5%
	U.S. Treasury Bonds-4.5%
8,000,000	7.625%, 2/15/2025	11,100,936

TOTAL U.S. TREASURY BONDS
(Cost $11,418,018)		11,100,936

TAXABLE MUNICIPAL BONDS-19.9%
	Alabama-0.2%
500,000	University of Alabama, Build America General Obligation Direct Payment Bonds, Series B, 4.900%, 10/1/2026	542,990

	Arizona-0.5%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,100,040

	California-0.3%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	657,810

	Colorado-0.9%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,091,330
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,134,300
		2,225,630
	Florida-0.4%
1,000,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	1,098,510

	Illinois-0.0%(2)
3,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	3,267

Shares/Principal Amount		Value
	Indiana-1.2%
$550,000	Eastern Howard Third Millennium School Building Corp. Revenue Bonds, 2.550%, 1/15/2022	$546,585
	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds:
770,000	3.100%, 1/15/2023	772,895
700,000	3.150%, 7/15/2023	703,038
500,000	Indiana Finance Authority, Revenue Bonds, Series A, 3.166%, 7/1/2030	478,395
470,000	Indiana State Bond Bank, Revenue Bonds, Series C-2, 5.600%, 2/1/2025	507,050
		3,007,963
	Kansas-0.4%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	471,762
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	203,710
380,000	5.500%, 9/1/2023	387,091
		1,062,563
	Kentucky-0.9%
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,606,862
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	317,772
315,000	5.250%, 12/1/2025	333,516
		2,258,150
	Louisiana-0.6%
	City of New Orleans, Louisiana, Public Improvement Bonds:
515,000	Series A, 5.350%, 12/1/2027	575,044
300,000	Series A, 5.700%, 12/1/2030	343,005
500,000	Series A, 5.750%, 12/1/2033	561,565
		1,479,614
	Michigan-1.4%
570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	602,307
605,000	City of Madison Heights, Michigan, General Obligation Bonds, 3.610%, 1/1/2031	566,377
345,000	County of St. Clair, Michigan, General Obligation Limited Bonds, 2.450%, 4/1/2021	345,166
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	883,831

Shares/Principal Amount		Value
$1,000,000	Michigan Strategic Fund, Revenue Bonds, 2.522%, 10/15/2023	$975,450
		3,373,131
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	525,935

	Mississippi-0.1%
205,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	218,677

	Missouri-0.7%
1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,778,938

	New Jersey-0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	251,674

	New York-0.5%
500,000	City of New York NY, Build America Bonds, Series F, 5.237%, 12/1/2021	567,195
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	654,511
		1,221,706
	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,055,591

	Ohio-4.1%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,340,300
285,000	City of Columbus Ohio, General Obligation Unlimited Bonds, 4.000%, 2/15/2028	308,253
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,025,720
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	567,660
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	579,150

Shares/Principal Amount		Value
$1,085,000	Jackson City, Ohio, School District General Obligation Unlimited Bonds, 3.000%, 12/1/2024	$1,066,924
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
260,000	5.500%, 12/1/2022	285,769
1,040,000	6.650%, 12/1/2030	1,100,372
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,062,530
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	619,289
800,000	Ohio State University, Higher Educational Facility Commission Revenue Bonds, 2.459%, 11/1/2021	799,320
500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	562,940
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	967,059
		10,285,286
	Oklahoma-0.2%
560,000	City of Oklahoma City OK, General Obligation Limited Bonds, 3.750%, 9/1/2030	585,245

	Oregon-0.7%
	Washington County, Clean Water Services Sewer, Build America Revenue Bonds:
750,000	5.228%, 10/1/2025	869,430
700,000	5.701%, 10/1/2030	838,999
		1,708,429
	Pennsylvania-1.4%
1,150,000	Commonwealth Financing Authority, Revenue Bonds, Series A, 3.743%, 6/1/2029	1,131,784
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,076,710
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	986,710
300,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	308,730
		3,503,934

Shares/Principal Amount		Value
	South Carolina-0.4%
$925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	$1,007,667

	Tennessee-0.5%
1,000,000	Tennessee State School Bond Authority, Qualified School Construction Bonds, 4.848%, 9/15/2027	1,128,570

	Texas-2.5%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	568,875
1,000,000	City of Houston, Utility System Revenue Bonds, Series A, 3.428%, 5/15/2023	1,053,740
1,000,000	North East Texas Independent School District, Qualified School Construction Bonds, 5.240%, 8/1/2027	1,168,990
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,107,090
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,402,779
		6,301,474
	Utah-0.8%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	540,405
250,000	Utah Municipal Power Agency, Revenue Bonds, Series A, 3.237%, 7/1/2028	243,205
1,000,000	Weber Basin Water Conservancy District, Build America Revenue Bonds, Series B, 6.400%, 10/1/2029	1,095,310
		1,878,920
	Virginia-0.2%
500,000	Virginia Beach VA, Government Public Improvement Bonds, 5.200%, 3/15/2030	535,915

	West Virginia-0.3%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
200,000	Series D, 4.500%, 6/1/2023	198,664
345,000	Series D, 5.000%, 6/1/2028	334,526
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	246,412

Shares/Principal Amount		Value
		$779,602
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $48,302,962)		49,577,231

SHORT TERM INVESTMENTS-0.7%
	Mutual Funds-0.7%
1,885,357	Federated Government Obligations Fund 7-Day Yield 0.621% (at net asset value)	1,885,357

TOTAL SHORT TERM INVESTMENTS
(Cost $1,885,357)		1,885,357

TOTAL INVESTMENTS-99.3%
(Cost $247,811,601)		246,724,618
OTHER ASSETS AND LIABILITIES-NET(3)-0.7%		1,644,445
NET ASSETS-100.0%		$248,369,063

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017.
(2)	Amount represents less than 0.05% of net assets.
(3)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at March 31, 2017.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2017 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-96.8%
	Alabama-0.9%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$1,010,780

	Arizona-0.5%
500,000	City of Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Bonds, 5.000%, 7/1/2025	569,610

	Florida-0.6%
615,000	State of Florida, Board of Public Education General Obligation Unlimited Bonds, 5.000%, 6/1/2027	682,896

	Maryland-1.0%
1,000,000	State of Maryland, General Obligation Unlimited Bonds, Series B, 5.000%, 8/1/2026	1,162,790

	Ohio-1.1%
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,303,654

	Texas-0.5%
500,000	City of Irving, Texas, General Obligation Limited Bonds, 5.000%, 9/15/2026	560,735

	West Virginia-92.2%
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,224,464
400,000	4.000%, 5/1/2024	426,552
300,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 3.000%, 12/1/2029	296,871
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
200,000	Series B, 2.400%, 12/1/2022	202,114
100,000	Series B, 2.600%, 12/1/2023	101,209
100,000	Series B, 2.800%, 12/1/2024	101,730

Shares/Principal Amount		Value
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
$370,000	Series C, 3.000%, 12/1/2029	$369,993
450,000	Series C, 3.400%, 12/1/2034	448,798
345,000	Series D, 3.000%, 12/1/2024	356,944
585,000	Series D, 3.000%, 12/1/2025	602,105
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	319,693
950,000	5.000%, 6/1/2028	1,096,157
655,000	5.000%, 6/1/2029	751,822
1,045,000	Series A, 3.500%, 10/1/2023	1,062,326
1,100,000	Series A, 3.650%, 10/1/2024	1,118,370
285,000	Series C, 3.500%, 10/1/2025	289,284
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,185,505
1,100,000	3.000%, 6/1/2026	1,119,140
965,000	3.000%, 6/1/2027	971,243
100,000	3.000%, 6/1/2030	98,286
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	204,672
205,000	3.750%, 6/1/2025	216,378
215,000	3.850%, 6/1/2026	227,429
	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds:
190,000	Series A, 2.750%, 12/1/2018	191,421
195,000	Series A, 2.750%, 12/1/2019	196,184
895,000	Series A, 4.400%, 8/1/2025	905,194
245,000	Series A, 3.500%, 12/1/2026	234,122
250,000	Series A, 3.600%, 12/1/2027	237,625
265,000	Series A, 3.700%, 12/1/2028	251,000
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	633,122
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	187,999
190,000	Series A, 3.000%, 3/1/2026	191,478
620,000	Series A, 4.000%, 3/1/2029	659,147
405,000	Series A, 3.500%, 12/1/2030	417,462
260,000	Series B, 3.000%, 10/1/2028	264,157
310,000	Series B, 4.000%, 6/1/2031	325,515
135,000	Series E, 3.000%, 6/1/2023	131,142
135,000	Series E, 3.300%, 6/1/2025	131,409
125,000	Series E, 3.400%, 6/1/2026	121,349
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	330,711
275,000	4.000%, 7/1/2032	291,561

Shares/Principal Amount		Value
	City of Clarksburg, West Virginia, Water Revenue Bonds:
$400,000	Series A, 2.100%, 9/1/2018	$401,600
600,000	Series A, 2.200%, 9/1/2019	602,520
160,000	Series E, 3.000%, 6/1/2018	162,165
170,000	Series E, 3.000%, 6/1/2020	174,488
180,000	Series E, 3.000%, 6/1/2022	183,670
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	524,955
515,000	2.750%, 7/1/2023	518,224
500,000	4.000%, 7/1/2024	524,020
605,000	3.000%, 7/1/2025	607,983
575,000	3.100%, 7/1/2026	577,708
1,000,000	3.150%, 7/1/2027	1,003,410
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	302,634
300,000	3.000%, 11/1/2028	298,542
230,000	City of Kingwood, West Virginia, Sewer System Revenue Bonds, 4.000%, 10/1/2020	230,120
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	250,545
490,000	Series A, 3.500%, 9/1/2027, (AGM)	491,142
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	232,606
600,000	Series B, 4.000%, 12/1/2027	620,328
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	536,035
535,000	Series A, 3.000%, 6/1/2029	533,363
555,000	Series A, 3.000%, 6/1/2030	547,846
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	109,322
225,000	Series C, 3.400%, 11/1/2031	223,461
	Fairmont State University, West Virginia, Revenue Bonds:
725,000	Series A, 5.000%, 6/1/2022	811,601
765,000	Series A, 5.000%, 6/1/2024	879,842
1,400,000	Series B, 3.000%, 6/1/2024	1,410,878
1,000,000	Series B, 3.100%, 6/1/2025	1,006,190

Shares/Principal Amount		Value
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
$355,000	Series A, 3.000%, 1/1/2029	$338,020
380,000	Series A, 3.000%, 1/1/2031	353,488
1,660,000	Series A, 4.250%, 1/1/2035	1,756,396
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
150,000	Series A, 3.000%, 6/1/2020	150,021
135,000	Series A, 3.250%, 6/1/2023	133,805
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,178,478
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,002,890
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	321,852
250,000	Series A, 4.000%, 2/1/2023	266,405
450,000	Series A, 3.000%, 2/1/2025	455,189
750,000	Series A, 3.125%, 2/1/2026	759,300
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	981,600
1,000,000	Series A, 4.000%, 12/1/2029	1,057,440
1,210,000	Series A, 4.000%, 12/1/2030	1,268,274
1,000,000	Series A, 4.000%, 12/1/2031	1,038,140
1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	1,805,206
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	641,112
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,707,764
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	690,518
1,220,000	3.000%, 6/1/2023	1,270,154
795,000	3.000%, 6/1/2026	811,449
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
496,000	Series A, 5.375%, 7/1/2018, (AMBAC)	508,003
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,272,370
2,505,000	Series C, 5.375%, 7/1/2021	2,713,040

Shares/Principal Amount		Value
$670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	$671,869
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,861,493
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile):
500,000	5.000%, 6/1/2022	558,245
1,000,000	4.000%, 6/1/2023	1,067,800
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,323,725
755,000	Series B, 3.500%, 11/1/2026	781,289
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	922,549
860,000	4.750%, 6/1/2022	862,313
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,755,518
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,720,886
315,000	Series A, 3.375%, 6/1/2029	315,995
365,000	Series B, 3.375%, 10/1/2023	380,848
390,000	Series B, 3.500%, 10/1/2024	407,476
415,000	Series B, 3.625%, 10/1/2025	434,169
435,000	Series B, 3.750%, 10/1/2026	455,502
545,000	Series C, 3.000%, 6/1/2023	565,181
310,000	Series C, 3.500%, 6/1/2030	310,865
515,000	Series D, 5.000%, 6/1/2025	611,115
600,000	Series D, 3.250%, 6/1/2028	601,692
330,000	Series D, 3.375%, 6/1/2029	331,043
355,000	Series D, 3.500%, 6/1/2030	355,990
	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project):
500,000	3.000%, 12/15/2019	511,480
550,000	2.500%, 12/15/2022	552,629
390,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	391,295
305,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 6/15/2028	336,860
Shares/Principal Amount		Value
$1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	$1,052,920
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,646,130
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	245,699
405,000	Series A, 4.000%, 4/1/2020	433,257
300,000	Series A, 4.250%, 4/1/2023	300,654
485,000	Series A, 5.000%, 4/1/2026	530,852
360,000	Series B, 3.200%, 4/1/2024	371,066
375,000	Series B, 3.375%, 4/1/2025	388,159
385,000	Series B, 3.500%, 4/1/2026	398,556
400,000	Series B, 3.600%, 4/1/2027	414,424
565,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	565,497
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,052,470
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	586,732
	West Virginia Housing Development Fund Revenue Bonds:
325,000	Series A, 3.600%, 5/1/2022	343,184
1,340,000	Series A, 3.200%, 11/1/2023	1,382,129
520,000	Series A, 3.800%, 11/1/2024	532,298
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	511,945
700,000	Series A, 3.125%, 7/1/2026	715,113
200,000	Series B, 3.000%, 7/1/2018	204,636
370,000	Series B, 4.000%, 7/1/2023	394,649
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	591,360
515,000	Series A, 5.000%, 7/1/2026	594,073
535,000	Series A, 5.000%, 7/1/2027	615,470
	West Virginia State University Revenue Bonds:
335,000	Series A, 3.000%, 10/1/2020	335,549
340,000	Series A, 2.550%, 10/1/2021	337,858
	West Virginia University Revenue Bonds (West Virginia University Project):
425,000	2.625%, 10/1/2024	405,828

Shares/Principal Amount		Value
$500,000	Series A, 5.000%, 10/1/2027	$571,180
345,000	Series B, 5.000%, 10/1/2025	389,067
750,000	Series B, 4.125%, 10/1/2031	791,970
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	2,995,307
500,000	West Virginia Water Development Authority Revenue Bonds, Series A, 5.000%, 11/1/2035, (AGM)	501,415
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	503,578
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	269,525
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,494,185
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	616,223
600,000	Series A-II, 3.250%, 11/1/2025	613,560
550,000	Series A-II, 5.000%, 11/1/2025	649,445
650,000	Series A-II, 5.000%, 11/1/2026	771,732
800,000	Series A-II, 3.000%, 11/1/2027	792,112
300,000	Series A-II, 3.125%, 11/1/2028	297,546
725,000	Series B-II, 4.000%, 11/1/2025	776,548
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	501,500
910,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	912,775
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	651,437
625,000	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 6/1/2018	638,231
		106,513,466
TOTAL MUNICIPAL BONDS
(Cost $110,179,198)		111,803,931

SHORT TERM INVESTMENTS-2.2%
	Mutual Funds-2.2%
2,493,180	Federated Government Obligations Fund 7-Day Yield 0.621% (at net asset value)	2,493,180
Shares/Principal Amount	Value

TOTAL SHORT TERM INVESTMENTS
(Cost $2,493,180)	$2,493,180

TOTAL INVESTMENTS-99.0%
(Cost $112,672,378)	114,297,111
OTHER ASSETS AND LIABILITIES-NET(1)-1.0%	1,167,217
NET ASSETS-100.0%	$115,464,328

(1)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at March 31, 2017.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK TACTICAL OPPORTUNITY FUND

March 31, 2017 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-41.1%
2,422	First Trust Dow Jones Internet Index Fund(1)	$213,233
4,545	First Trust Health Care AlphaDEX Fund(1)	283,699
1,483	First Trust Long/Short Equity ETF	51,697
545	First Trust Morningstar Managed Futures Strategy Fund(1)	25,021
7,799	iShares 0-5 Year High Yield Corporate Bond ETF	372,636
5,943	iShares Core MSCI Total International Stock ETF	325,379
12,870	iShares Floating Rate Bond ETF	654,697
1,943	iShares Global Tech ETF(1)	241,418
7,280	iShares Gold Trust(1)	87,433
4,999	iShares Russell 1000 Growth ETF(2)	568,886
1,620	iShares US Aerospace & Defense ETF	240,926
1,221	iShares US Medical Devices Index Fund(2)	184,884
3,542	PowerShares KBW Regional Banking Portfolio	190,630
11,792	PowerShares S&P 500® BuyWrite Portfolio(1)	260,014
13,476	PowerShares Senior Loan Portfolio	313,452
1,263	Vanguard Consumer Discretionary ETF	174,888
4,135	Vanguard Extended Market ETF	413,045
2,870	Vanguard Financials ETF	173,549
8,640	Vanguard Short-Term Inflation-Protected Securities Index Fund	427,421
4,684	Vanguard Total Stock Market ETF(2)	568,263

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,777,578)		5,771,171

SHORT TERM INVESTMENTS-10.1%
	Mutual Funds-10.1%
1,420,247	Federated Government Obligations Fund 7-Day Yield 0.621% (at net asset value)	1,420,247

TOTAL SHORT TERM INVESTMENTS
(Cost $1,420,247)		1,420,247

TOTAL INVESTMENTS-51.2%
(Cost $7,197,825)		7,191,418
OTHER ASSETS AND LIABILITIES-NET(3)-48.8%		6,845,638
NET ASSETS-100.0%		$14,037,056

SCHEDULE OF WRITTEN OPTIONS

Number of
Contracts		Value
WRITTEN CALL OPTIONS(0.0%)(4)
(5)	iShares Russell 1000 Growth ETF, Expires 04/21/2017, Exercise Price $113.00	$(738)
(4)	iShares Russell 1000 Growth ETF, Expires 04/21/2017, Exercise Price $115.00	(160)
(5)	iShares U.S. Medical Devices Index Fund, Expires 04/21/2017, Exercise Price $15.00	(425)
(5)	Vanguard Total Stock Market ETF, Expires 04/21/2017, Exercise Price $122.00	(375)
TOTAL WRITTEN CALL OPTIONS
(Premiums received $1,526)		$(1,698)

(1)	Non-income producing security.
(2)	Pledged security, a portion or all of the security is pledged as collateral for written options as of March 31, 2017.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Amount represents less than 0.05% of net assets.

Note - The categories of investments are shown as a percentage of net assets at March 31, 2017.

Notes to Quarterly Portfolio of Investments
March 31, 2017 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open‐end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››
Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
▪
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

▪
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2017, in valuing the Funds’ investments carried at value:

Small Company Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$86,217,346	$–	$–	$86,217,346
Exchange Traded Funds	2,974,053	–	–	2,974,053
Short Term Investments	8,276,690	–	–	8,276,690
Total	$97,468,089	$–	$–	$97,468,089

Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$311,882,159	$–	$–	$311,882,159
Exchange Traded Funds	3,945,600	–	–	3,945,600
Short Term Investments
Money Market Fund	15,313,607	–	–	15,313,607
Total	$331,141,366	$–	$–	$331,141,366

Other Financial Instruments
Liabilities
Written Options	$(23,000)	$–	$–	$(23,000)
Total	$(23,000)	$–	$–	$(23,000)

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$66,506,319	$–	$–	$66,506,319
Exchange Traded Funds	1,865,980	–	–	1,865,980
Corporate Bonds	–	15,384,514	–	15,384,514
U.S. Government Agency - Collateralized Mortgage Obligations	–	7,133,312	–	7,133,312
U.S. Government Agency - Mortgage Backed Securities	–	5,774,051	–	5,774,051
U.S. Government Agency Securities	–	4,506,458	–	4,506,458
Taxable Municipal Bonds	–	5,957,821	–	5,957,821
Short Term Investments	1,731,276	–	–	1,731,276
Total	$70,103,575	$38,756,156	$–	$108,859,731

Other Financial Instruments
Liabilities
Written Options	$(12,440)	$–	$–	$(12,440)
Total	$(12,440)	$–	$–	$(12,440)

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$150,948,801	$–	$150,948,801
U.S. Government Agency - Mortgage Backed Securities	–	33,212,293	–	33,212,293
U.S. Treasury Bonds	–	11,100,936	–	11,100,936
Taxable Municipal Bonds	–	49,577,231	–	49,577,231
Short Term Investments	1,885,357	–	–	1,885,357
Total	$1,885,357	$244,839,261	$–	$246,724,618

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$111,803,931	$–	$111,803,931
Short Term Investments	2,493,180	–	–	2,493,180
Total	$2,493,180	$111,803,931	$–	$114,297,111

Tactical Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$5,771,171	$–	$–	$5,771,171
Short Term Investments	1,420,247	–	–	1,420,247
Total	$7,191,418	$–	$–	$7,191,418

Other Financial Instruments
Liabilities
Written Options	$(1,698)	$–	$–	$(1,698)
Total	$(1,698)	$–	$–	$(1,698)

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2017. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund, Growth Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and
››
Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the Reference Instrument; and
››
Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

The following Funds had the following transactions in written options during the three months ended March 31, 2017:

WesMark Growth Fund
	Written Call Options
	Contracts	Premiums
Outstanding, December 31, 2016	-	-
Positions opened	(800)	(82,205)
Closed	-	-
Exercised	-	-
Options expired	-	-
Expired	-	-
Outstanding, March 31, 2017	(800)	(82,205)

Market Value, March 31, 2017		$(23,000)

WesMark Balanced Fund
	Written Call Options
	Contracts	Premiums
Outstanding, December 31, 2016	(200)	(60,651)
Positions opened	(2,060)	(125,922)
Closed	-	-
Exercised	470	93,534
Options expired	500	50,479
Expired	-	-
Outstanding, March 31, 2017	(1,290)	(42,560)

Market Value, March 31, 2017		$(12,440)

WesMark Tactical Opportunity Fund
	Written Call Options
	Contracts	Premiums
Outstanding, December 31, 2016	-	-
Positions opened	(19)	(1,526)
Closed	-	-
Exercised	-	-
Options expired	-	-
Expired	-	-
Outstanding, March 31, 2017	(19)	(1,526)

Market Value, March 31, 2017		$(1,698)

4. Unrealized Appreciation/(Depreciation)

At March 31, 2017 the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Fund Name	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Income Tax Purposes
Small Company Growth Fund	$32,841,923	$(1,265,952)	$31,575,971	$65,892,118
Growth Fund	$117,159,713	$(283,535)	$116,876,178	$214,265,188
Balanced Fund	$19,746,717	$(314,058)	$19,432,659	$89,427,072
Government Bond Fund	$2,472,995	$(3,559,978)	$(1,086,983)	$247,811,601
West Virginia Municipal Bond Fund	$2,205,707	$(580,974)	$1,624,733	$112,672,378
Tactical Opportunity Fund	$14,674	$(21,099)	$(6,425)	$7,197,843

5. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 2017, 26% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 30, 2017

By:	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	May 30, 2017